Document and Entity Information	0 Months Ended
Oct. 21, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 21, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 21, 2014
Document Effective Date	Oct. 21, 2014
Prospectus Date	Jun. 28, 2014
Orinda SkyView Multi-Manager Hedged Equity Fund | Class A
Risk/Return:
Trading Symbol	OHEAX
Orinda SkyView Multi-Manager Hedged Equity Fund | Class I
Risk/Return:
Trading Symbol	OHEIX